SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS
Subsequent Events [Text Block]

NOTE 25 -   SUBSEQUENT EVENTS

In May 2019, the Company entered into an agreement to dispose all of its 22.02% interest in Beijing IPE for cash consideration of $9,087. The Company received $4,544 of the proceeds prior to the year ended June 30, 2019 and recorded the amount as a liability as the disposal transaction was not completed as of June 30, 2019. The disposal transaction was completed in September 2019.

The Convertible Bond was repaid in full on August 29, 2019.